Intangible Assets, net (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Net

Intangible assets, net consist of the following:

	Estimated	June 30, 2025			September 30, 2024
	Useful Life (years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Developed technology	7 – 10	$5,689	$(2,652)	$3,037	$5,689	$(2,216)	$3,473
Customer relationships	12 – 15	11,900	(1,145)	10,755	11,900	(458)	11,442
Trade names	2 – 2.5	300	(166)	134	300	(68)	232
Backlog	1	—	—	—	300	(236)	64
		$17,889	$(3,963)	$13,926	$18,189	$(2,978)	$15,211

Intangible assets, net consist of the following:

	Estimated	September 30, 2024			September 30, 2023
	Useful Life (years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net

Developed technology	7 - 10	$5,689	$(2,216)	$3,473	$7,289	$(2,238)	$5,051
Customer relationships	12 - 15	11,900	(458)	11,442	300	(64)	236
Trade names	2 - 2.5	300	(68)	232	-	-	-
Backlog	1	300	(236)	64	-	-	-
		$18,189	$(2,978)	$15,211	$7,589	$(2,302)	$5,287

Schedule of Estimated Future Amortization Expense for Intangible Assets

Estimated future amortization expense for intangible assets by fiscal year as of June 30, 2025 is as follows:

Years ending September 30,
2025 (remaining three months)	$408
2026	1,589
2027	1,510
2028	1,498
2029	1,498
Thereafter	7,423
Total	$13,926

Estimated future amortization expense for intangible assets by fiscal year as of September 30, 2024 is as follows:

Years ending September 30,

2025	$1,693
2026	1,589
2027	1,510
2028	1,498
2029	1,498
Thereafter	7,423
Total	$15,211